Credit Risk Concentrations (Details) - Schedule of diversification of the Account's portfolio by region and property type	12 Months Ended
	Dec. 31, 2015	[1]
Concentration Risk [Line Items]
Concentration Risk Percentage	100.00%
Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	44.50%
Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	23.00%
Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	15.10%
Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	14.30%
Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.10%	[2]
East [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	38.70%
East [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	20.80%
East [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%
East [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.80%
East [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	1.50%
East [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	2.60%	[2]
West [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	37.60%
West [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.10%
West [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	8.60%
West [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.60%
West [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	8.00%
West [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.30%	[2]
South [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	22.20%
South [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	6.30%
South [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	4.40%
South [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	7.40%
South [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	4.00%
South [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.10%	[2]
Midwest [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	1.50%
Midwest [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.30%
Midwest [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage
Midwest [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.30%
Midwest [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.80%
Midwest [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.10%	[2]

[1]	Wholly owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.
[2]	Represents interest in Storage Portfolio investment and a fee interest encumbered by a ground lease real estate investment.Properties in the "East" region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WVProperties in the "West" region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY Properties in the "South" region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TXProperties in the "Midwest" region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI